Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Significant accounting policies
Statement of compliance and basis of preparation

2.1         Statement of compliance and basis of preparation

The consolidated financial statements are prepared in accordance with the International Financial Reporting Standards (IFRS), issued by the International Accounting Standards Board (IASB) and the interpretations issued by the IASB’s International Financial Reporting Interpretation Committee. The consolidated financial statements provide a general overview of the Company’s activities and the results achieved. They present fairly the entity’s financial position, its financial performance and cash flows, on a going concern basis. The accounting policies described in Note 2 to our consolidated financial statements have been applied in preparing the consolidated financial statements as of and for the year ended December 31, 2018 and for the comparative information as of and for the years ended December 31, 2017 and 2016.

The preparation of consolidated financial statements in conformity with IFRS, issued by the IASB, requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 3.

The significant accounting policies applied in the preparation of the above consolidated financial statements are set out below. All amounts are presented in thousands of euro, unless otherwise indicated, rounded to the nearest € ‘000.

The consolidated financial statements have been approved for issue by the Company’s Board of Directors (the Board) on March 26, 2019.

Correction of an immaterial error

Subsequent to the issuance of the Company’s consolidated financial statements for the year ended December 31, 2017 on Form 20-F, the Company determined that the current versus non-current classification of deferred revenue as of December 31, 2017 and December 31, 2016, respectively, was not made correctly, impacting the Company’s consolidated statement of financial position and the consolidated statement of cash flows.

Management evaluated the materiality of the errors from a quantitative and qualitative perspective and concluded that this adjustment was not material to the Company’s previously issued consolidated financial statements. The Company has elected to revise the historical consolidated financial information presented herein in the consolidated statement of financial position and the consolidated statement of cash flows to reflect the correction of this error for the prior periods presented and to confirm to current year presentation. Since the revisions were not material, no amendments to previously filed reports were required. The revision had the effect of decreasing the current deferred revenue balance and increasing the non-current deferred revenue with €1.4 million as of December 31, 2017 and €10.1 million as of December 31, 2016, respectively. Each affected individual line item within the consolidated statement of cash flows relating to the change in these balances have likewise been revised.

Reclassifications

Certain amounts from previous periods have been reclassified to conform to the 2018 presentation. Specifically, for the years ended December 31, 2017 and December 31, 2016, issue costs paid and proceeds from exercise of stock options are now disclosed on as a separate line item on the consolidated statement of cash flows and on the consolidated statement of changes in equity.

Basis of consolidation

2.2         Basis of consolidation

The consolidated financial statements include the financial statements of the Company and entities controlled by the Company (its subsidiaries). Control is achieved when the Company:

•	has power over the investee;
•	is exposed, or has rights, to variable returns from its involvement with the investee; and
•	has the ability to use its power to affect its returns.

The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Income and expenses of subsidiaries acquired or disposed of during the year are included in the consolidated statement of profit and loss and other comprehensive income from the effective date of acquisition and up to the effective date of disposal, as appropriate. Total comprehensive income of subsidiaries is attributed to the owners of the Company and to the non‑controlling interests even if this results in the non‑controlling interests having a deficit balance.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with those used by other members of the Group.

All intra‑group transactions, balances, income and expenses are eliminated in full on consolidation.

Foreign currency transactions

2.3         Foreign currency transactions

Functional and presentation currency

The consolidated financial statements are presented in euro (€), which is the Company’s presentation currency and the Company’s functional currency.

Transactions and balances

Transactions in foreign currencies are translated at the exchange rate ruling at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the exchange rate ruling at the reporting date. Foreign exchange differences arising on translation are recognized in the statement of profit and loss and other comprehensive income. Non‑monetary assets and liabilities denominated in foreign currencies are translated at the foreign exchange rate ruling at the date of the transaction.

Financial statements of foreign entities

For foreign entities using a different functional currency than the euro:

•	Non-monetary assets and liabilities are converted to the euro at the historical exchange rate at the date of the transaction.
•	Monetary assets and liabilities are converted to the euro using the exchange rate on the reporting date.
•	Income statements are converted to the euro at the annual average exchange rate.
•	Equity items are converted to the euro at the historical exchange rate for the date of the transaction.

Translation differences resulting from the conversion of equity into euro using the rate at the end of the reporting period are recognized as translation differences under equity. Translation differences remain in equity up to the disposal of the company. In case of disposal, the deferred cumulative amount included in equity is included in the results for the foreign activity in question.

Intangible assets

2.4         Intangible assets

Intangible assets with finite useful lives that are acquired separately are carried at cost less accumulated amortization and accumulated impairment losses. Amortization is recognized on a straight‑line basis over their estimated useful lives. The estimated useful life and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis. Intangible assets with indefinite useful lives that are acquired separately are carried at cost less accumulated impairment losses.

Intangible assets related to software are amortized over 3 years.

Expenditure on research activities is recognized as an expense in the period in which it is incurred.

An internally‑generated intangible asset arising from development (or from the development phase of an internal project) is recognized if, and only if, all of the following have been demonstrated:

•	the technical feasibility of completing the intangible asset so that it will be available for use or sale;
•	the intention to complete the intangible asset and use or sell it;
•	the ability to use or sell the intangible asset;
•	how the intangible asset will generate probable future economic benefits;
•	the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and
•	the ability to measure reliably the expenditure attributable to the intangible asset during its development.

The amount initially recognized for internally‑generated intangible assets is the sum of the expenditure incurred from the date when the intangible asset first meets the recognition criteria listed above. Where no internally‑generated intangible asset can be recognized, development expenditures are recognized in the statement of profit and loss and other comprehensive income in the period in which they are incurred.

Due to uncertainties inherent to the development and registration with the relevant healthcare authorities of its products, the Company estimates that the conditions for capitalization are not met until the regulatory procedures required by such healthcare authorities have been finalized. The Company currently does not own products that have been approved by the relevant healthcare authorities. As such, research expenditures not satisfying the above criteria and expenditures in the research phase of internal projects are recognized in the statement of profit and loss and other comprehensive income as they are incurred.

Subsequent to initial recognition, internally‑generated intangible assets are reported at cost less accumulated amortization and accumulated impairment losses, on the same basis as intangible assets that are acquired separately.

An intangible asset is derecognized either on disposal or when no future economic benefits are expected from its use. Gains or losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset, are recognized in profit or loss when the asset is derecognized.

Property, plant and equipment

2.5         Property, plant and equipment

Items of property, plant and equipment held for use in the production or supply of goods or services, or for administrative purposes, are stated in the statement of financial position at their cost, less accumulated depreciation and accumulated impairment losses.

The cost comprises the initial purchase price plus other direct purchase costs (such as non‑refundable tax and transport).

Depreciation is recognized as from acquisition date onwards (unless asset is not ready for use) so as to write off the cost or valuation of assets (other than freehold land and properties under construction) less their residual values over their useful lives, using the straight‑line method. The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

Unless revised due to specific changes in the estimated useful life, annual depreciation rates are as follows:

•	Office and lab equipment: 3–5 years
•	IT equipment: 3 years

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.

Leases

2.6         Leases

Leases of property, plant and equipment where the Company, as lessee, has substantially all the risks and rewards of ownership are classified as finance leases. Finance leases are capitalised at the lease’s inception at the fair value of the leased property or, if lower, the present value of the minimum lease payments. The corresponding rental obligations, net of finance charges, are included in other short-term and long-term payables. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to the profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The property, plant and equipment acquired under finance leases is depreciated over the asset’s useful life or over the shorter of the asset’s useful life and the lease term if there is no reasonable certainty that the Company will obtain ownership at the end of the lease term.

Operating lease payments are recognized as an expense on a straight‑line basis over the lease term, except where another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed. Contingent rentals arising under operating leases are recognized as an expense in the period in which they are incurred.

In the event that lease incentives are received to enter into operating leases, such incentives are recognized as a liability. The aggregate benefit of incentives is recognized as a reduction of rental expense on a straight‑line basis, except where another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed.

Impairment of assets

2.7         Impairment of assets

At the end of each reporting period, the Company reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash‑generating unit to which the asset belongs.

Intangible assets with indefinite useful lives and intangible assets not yet available for use are tested for impairment at least annually, and whenever there is an indication that the asset may be impaired.

Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre‑tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset (or cash‑generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash‑generating unit) is reduced to its recoverable amount. An impairment loss is recognized immediately in profit or loss.

Where an impairment loss subsequently reverses, the carrying amount of the asset (or a cash‑generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash‑generating unit) in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.

Financial instruments

2.8         Financial instruments

Financial assets and financial liabilities are recognised in the Company’s statement of financial position when the Company becomes a party to the contractual provisions of the instrument.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognised immediately in profit or loss.

The Company has adopted IFRS 9 on January 1, 2018. In accordance with the transitional provisions in IFRS 9, comparative figures have not been restated. The adoption of IFRS 9 had no material impact on the consolidated financial statements (see also note 6.1).

2.8.1 Investment securities

(i) Classification

From January 1, 2018, the Company classifies its financial assets at fair value through profit and loss (FVTPL).

For assets measured at fair value, gains and losses will either be recorded in profit or loss. For investments in equity instruments that are not held for trading, this will depend on whether the Company has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through other comprehensive income (FVOCI).

(ii) Recognition and derecognition

Purchases and sales of financial assets are recognised on trade-date, the date on which the Company commits to purchase or sell the asset. Financial assets are derecognised when the rights to receive cash flows from the financial assets have expired or have been transferred and the Company has transferred substantially all the risks and rewards of ownership.

(iii) Measurement

At initial recognition, the Company measures a financial asset at its fair value. Transaction costs of financial assets carried at FVTPL are expensed in profit or loss.

(iv) Impairment

From January 1, 2018, the Company assesses on a forward-looking basis the expected credit losses associated with its debt instruments carried at amortised cost and FVOCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk.

(v) Accounting policies applied until December 31, 2017

Financial assets were classified into the following specified categories: financial assets ‘at fair value through profit or loss’ (FVTPL), ‘held-to-maturity’ investments, ‘available-for-sale’ (AFS) financial assets and ‘loans and receivables.’ The classification depended on the nature and purpose of the financial assets and was determined at the time of initial recognition. Management determined the classification at the time of the purchase and reevaluated such designation at each subsequent balance sheet date.

Purchase and sale of financial assets were recognized on the settlement date, which was the date an asset is delivered to or by the Group. The cost of financial assets included transaction costs.

The carrying amounts of all financial assets were reviewed for impairment whenever events or changes in circumstances indicated that the carrying amount is impaired. If objective evidence existed that a financial asset or group of financial assets was impaired, the amount of the impairment loss was calculated as the difference between the carrying amount of the financial asset and the present value of estimated future cash flows, discounted at the original effective interest rate (i.e., the effective interest rate computed at initial recognition of these financial assets). The resulting impairment loss was immediately recognized in net finance costs.

An impairment loss on financial assets was reversed if, in a subsequent period, the amount of the impairment loss decreased and this decrease could be related objectively to an event occurring after the impairment loss was recognized. Such reversal was immediately recognized in net finance costs.

Trade and other receivables

2.9         Trade and other receivables

Trade receivables are recognised initially at the amount of consideration that is unconditional. The Company holds the trade receivables with the objective to collect the contractual cash flows and therefore measures them subsequently at amortised cost using the effective interest method. Unless the impact of discounting is material, the nominal value is recognized.

The Company measures the loss allowance for trade receivables at an amount equal to lifetime expected credit loss. The expected credit losses are established when there is objective evidence that the Company will not be able to collect all amounts due according to the original terms of the receivables.

Research and development incentive receivables

2.10       Research and development incentive receivables

Since the Company carries out extensive research and development activities, it benefits from a research and development incentive tax scheme in Belgium under which the research and development incentives can be refunded after five years if not offset against future income tax expense.

Non‑current research and development incentives receivables are discounted over the period until maturity date according to the appropriate discount rates.

Cash and cash equivalents

2.11       Cash and cash equivalents

Cash and cash equivalents includes cash in hand, deposits held at call with banks and other short term highly liquid investments with original maturities of three months or less and with an insignificant risk of changes in value. Bank overdrafts, if any, are shown within borrowings in current liabilities on the statement of financial position.

Cash balances that are not available for use by the Company are presented as “restricted cash” in the statement of financial position.

For the purpose of the statements of cash flows, cash and cash equivalents includes cash on hand and deposits held at call or short term maturity with banks (three months or less with insignificant risk of changes in value).

Shareholder's equity

2.12       Shareholder’s equity

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs.

The Company has never distributed any dividends to its shareholders. As of 31 December 2018, no profits were available for distribution.

Trade and other payables

2.13       Trade and other payables

Payables after and within one year are measured at amortized cost, i.e., at the net present value of the payable amount. Unless the impact of discounting is material, the nominal value is recognized.

Provisions

2.14       Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that the Company will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (where the effect of the time value of money is material).

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is reasonably certain that reimbursement will be received and the amount of the receivable can be measured reliably.

Retirement benefits

2.15       Retirement benefits

The Company offers a post‑employment, death, disability and healthcare benefit scheme. All employees have access to these schemes. The death, disability and healthcare benefits granted to employees of the Company are covered by an external insurance company, where premiums are paid annually and charged to the income statement as they were incurred.

The post‑employment pension plan granted to employees of the Company is a defined contribution plan under Belgian Law.

Under defined contribution plans, the Company pays contributions based on salaries to organizations responsible for paying out pensions and social security benefits, in accordance with the laws and agreements applicable in each country.

The Belgian defined contribution pension plans are by law subject to minimum guaranteed rates of return, historically 3.25% on employer contributions and 3.75% on employee contributions. These rates have been modified by the law of December 18, 2015 and effective for contribution paid as from 2016 to a new variable minimum return based on the OLO (‘Obligation Lineaire Obligaties’—Belgian Government Bond) rates, with a minimum of 1.75% and a maximum of 3.75%.

Hence, those plans classify as defined benefit plans. Until year‑end 2015, the net liability recognized in the statement of financial position was based on the sum of the positive differences, determined by individual plan participant, between the minimum guaranteed reserves and the accumulated contributions based on the actual rates of return at the closing date. From 2016 onwards, these plans are accounted for as defined benefit plans (see note 4.13).

The liability recognized in the balance sheet is the present value of the defined benefit obligation less the fair value of plan assets. An independent actuary calculates the defined benefit obligation based on factors such as age, years of service and compensation (projected unit credit method). The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high‑quality corporate bonds denominated in the currency in which the benefits will be paid and with terms to maturity that approximate the term when the related liability is due. Current service costs are recognized in personnel expenses, which are included in Research and development expenses and in Selling, general and administrative expenses, and reflect the increase in the defined benefit obligation resulting from employee service in the current year. Past service costs are recognized immediately in personnel expenses. The net interest expense on the defined benefit liability is determined by applying the discount rate used to measure the defined benefit obligation at the beginning of the year to the then net defined benefit liability. Net interest expense is recognized in personnel expenses. Remeasurement gains and losses of the defined benefit obligation arising from experience adjustments and changes in actuarial assumptions are recognized immediately in other comprehensive income.

Short-term employee benefits

2.16       Short‑term employee benefits

Short‑term employee benefits include payables and accruals for salaries and bonuses to be paid to the employees of the Company. They are recognized as expenses for the period in which employees perform the corresponding services.

Share-based payments

2.17       Share‑based payments

Equity‑settled share‑based payments to employees and others providing similar services are measured at the fair value of the equity instruments at the grant date. Details regarding the determination of the fair value of equity‑settled share‑based transactions are set out in note 4.9.

The fair value determined at the grant date of the equity‑settled share‑based payments is expensed on a straight‑line basis over the vesting period, based on the Company’s estimate of equity instruments that will eventually vest, with a corresponding increase in equity. At the end of each reporting period, the Company revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to the equity‑settled share‑based payment reserve.

Where the terms of equity‑settled share‑based payments are modified, the minimum expense recognized is the expense that would have been recognized if the terms had not been modified. An additional expense is recognized for any modification that increases the total fair value of the share‑based payments, or is otherwise beneficial to the employee as measured at the date of modification.

Deferred revenue

2.18       Deferred revenue

Current and non-current deferred revenue relates to cash received from commercial partnerships prior to completion of the earnings process. These payments are recognized as revenue over the estimated duration of the Company’s involvement in the research and development programs provided for under the terms of the agreements.

IFRS 15 uses the term ‘contract liability’ to describe what might more commonly be known as ‘deferred revenue’, however IFRS 15 does not prohibit an entity from using alternative descriptions in the statement of financial position. The Company will continue to report its contract liabilities under the term ‘deferred revenue.

Income taxes

2.19       Income taxes

Income tax expense represents the sum of the tax currently payable and deferred tax.

The tax currently payable is based on taxable profit for the year. Taxable profit differs from profit as reported in the statement of profit and loss and other comprehensive income because of items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Company’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of taxable profit (e.g. differences between carrying amounts under IFRS and the statutory tax basis). Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantially enacted by the end of the reporting period. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and deferred tax liabilities are offset if there is a legally enforceable right to offset current tax assets and liabilities and if they relate to income taxes imposed by the same authority on the same taxable entity or in different tax entities that intend to settle current tax assets and liabilities on a net basis or their tax assets and liabilities will be realized simultaneously.

Revenue and other operating income recognition

2.20       Revenue and other operating income recognition

Collaborations

The Company generates revenue from collaborations and strategic alliances. The Company applies a five-step model to determine when, how and at what amount revenue is to be recognized depending on whether certain criteria are met.

1. Identify the contracts

In our current arrangements, the Company is licensing its Intellectual Property, providing research and development services and in the future, selling its products to collaborative partner entities. Revenue is generated through these arrangements via upfront payments, milestone payments based on development criteria, research and development service fees on an agreed full-time equivalent (FTE) basis and future sales based milestones and sales based royalties.

2. Identify performance obligations

The Company has assessed that there is one single performance obligation for certain arrangements in our material ongoing license and collaboration arrangements, being the transfer of a license combined with performance of research and development services.

This is because we consider that the license has no stand-alone value without the Company being further involved in the research and development collaboration and that there is interdependence between the license and the research and development services to be provided. We estimate that the Company’s activities during the collaboration are going to significantly add to Intellectual Property and thereby the value of the programs.

3. Determine the transaction price

We have analyzed the transaction prices of our material ongoing license and collaboration arrangements currently composed of upfront payments, milestone payments and research and development service fees being delivered. Sales based milestones and sales based royalties are part of certain of our arrangements but are not yet included in our revenues as our most advanced license and collaboration arrangement is still in the development phase.

4. Allocate the transaction price

In principle, an entity shall allocate the transaction price to each performance obligation identified in the contract on a relative stand-alone selling price. However, the transaction price of certain of our arrangements is allocated to a single performance obligation since the transfer of a license is considered to be combined with performance of research and development services.

Therefore, research and development milestone payments are variable considerations that are entirely allocated to the single performance obligation.

5. Recognize revenue

Revenue from certain arrangements is recognized over time as the Company satisfies a single performance obligation. Our collaborative partner entities simultaneously receive the benefits provided by the Company’s performance as the Company performs.

The Company recognizes upfront payments and milestone payments, allocated to a single performance obligation over the estimated service period based on a pattern that reflects the transfer of the services. The revenues recognized reflect the level of service each period. In this case, the Company would use an input model that considers estimates of the percentage of total research and development service costs that are completed each period compared to the total estimated services costs (percentage of completion method).

Research and development service fees are recognized as revenue when costs are incurred and agreed by the parties as the Company is acting as a principal in the scope of its stake of the research and development activities of its ongoing license and collaboration agreements.

Grants, research and development incentives and payroll tax rebates

Because it carries out extensive research and development activities, the Company benefits from various grants, research and development incentives and payroll tax rebates from certain governmental agencies. These grants, research and development incentives and payroll tax rebates generally aim to partly reimburse approved expenditures incurred in research and development efforts of the Company and are credited to the statement of profit and loss and other comprehensive income, under other operating income, when the relevant expenditure has been incurred and there is reasonable assurance that the grants or research and development incentives are receivable.

Earnings per share

2.21       Earnings per share

Basic net profit / (loss) per share is computed based on the weighted average number of ordinary shares outstanding during the period, excluding treasury shares.

Diluted net profit / (loss) per share is computed based on the weighted‑average number of ordinary shares outstanding including the dilutive effect of options. Options should be treated as dilutive, when and only when their conversion to ordinary shares would decrease net profit per share from continuing operations.

Adoption of new and revised standards

2.22       Adoption of new and revised standards

New accounting policies and disclosures for 2018

The following new standards and amendments to standards are mandatory for the first time for the financial year beginning on or after January 1, 2018:

■      IFRS 9, ‘Financial instruments’ (effective for fiscal years beginning on or after January 1, 2018). This standard, which covers financial instruments on both the asset as well as the liability side, describes the criteria for recognition, classification and derecognition of such instruments, in addition to the allowed measurement methods. The adoption of IFRS 9 had no material impact on our consolidated financial statements.

■      IFRS 15 and amendments to IFRS 15, ‘Revenue from contracts with customers’ (effective for fiscal years beginning on or after January 1, 2018). The IASB and FASB have jointly published a standard regarding revenue from contracts with customers. The standard will result in better financial reporting and will improve the comparability of the top line in financial statements globally.

The Company has adopted IFRS 15 on January 1, 2018. The Company elected the modified retrospective approach for the transition, which foresees that prior period figures remain as reported under the previous standard IAS 18, and the cumulative effect of applying IFRS 15 is recognized as an adjustment to the opening balance of equity as at the date of initial application (i.e., the beginning of the year 2018). In previous reporting periods, milestone payments were recognized under IAS 18 based upon the achievement of the milestone event, whereas under IFRS 15, the milestone payment is linked to a single performance obligation over the estimated service period. The revenue recognition of the upfront payments was not impacted by the transition from IAS 18 to IFRS 15.

The cumulative effect of adopting IFRS 15 to the consolidated statement of financial position as of January 1, 2018 is as follows:

(in thousands of €)	Balance at December 31, 2017	Adjustments due to adoption IFRS 15	Balance at January 1, 2018

Assets
Prepaid expenses	€2,338	€(255)	€2,083

Liabilities
Deferred revenue — non-current	€1,435	€378	€1,813
Deferred revenue — current	8,635	2,272	10,907

Equity
Accumulated losses	€(100,568)	€(2,395)	€(102,962)

In accordance with the new revenue guidance, the disclosure of the impact of adoption on the consolidated statement of financial position and the consolidated statement of profit ans loss and other comprehensive income is as follows:

Consolidated statement of financial position	For the Year Ended December 31, 2018
(in thousands of €)	As reported	Adjustments	Balances without adoption of IFRS 15

Assets
Prepaid expenses	€2,995	€68	€3,063

Liabilities
Deferred revenue — current	€2,161	€(726)	€1,435

Equity
Accumulated losses	€(169,603)	€658	€(168,945)

Consolidated statement of profit and loss and other comprehensive income	For the Year Ended December 31, 2018
(in thousands of €)	As reported	Adjustments	Balances without adoption of IFRS 15

Revenue	€21,482	€(1,924)	€19,558

Research and development expenses	€(83,609)	€188	€(83,421)

Loss for the year and total comprehensive loss	€(66,641)	€(1,736)	€(68,377)

There is no material impact on the basic and diluted earnings per share.

Consolidated statement of cash flows	For the Year Ended December 31, 2018
(in thousands of €)	As reported	Adjustments	Balances without adoption of IFRS 15

Operating result	€(81,849)	€(1,736)	€(83,585)

Movements in current assets/liabilities:
(Increase)/decrease in other current assets	€(800)	€68	€(732)
Increase/(decrease) in current deferred revenue	(8,868)	1,668	(7,200)

Cash flows (used in)/from operating activities	€(53,274)	€(0)	€(53,274)

■      Other new standards and amendments to standards that are mandatory for the first time for the financial year beginning on or after January 1, 2018 had no material impact on our consolidated financial statements.

New accounting policies and disclosures effective in 2019 or later

The following new standards and amendments to standards have been issued, but are not mandatory for the first time for the financial year beginning January 1, 2018 and have been endorsed by the European Union.

■      IFRS 16, ‘Leases’ (effective for fiscal years beginning on or after January 1, 2019). This standard replaces the current guidance in IAS 17 and is a far reaching change in accounting by lessees in particular. Under IAS 17, lessees were required to make a distinction between a finance lease (on balance sheet) and an operating lease (off balance sheet). IFRS 16 requires lessees to recognise a lease liability reflecting future lease payments and a ‘right-of-use asset’ for virtually all lease contracts. For lessors, the accounting stays almost the same. However, as the IASB has updated the guidance on the definition of a lease (as well as the guidance on the combination and separation of contracts), lessors will also be affected by the new standard. Under IFRS 16, a contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

We performed a preliminary assessment evaluating the guidance to determine the potential impact on the consolidated financial statements. The standard will affect primarily the accounting for the Company’s operating leases.

As of the reporting date, the Company has non-cancellable operating lease commitments of €3.0 million, see note 5.7. Of these commitments, approximately €0.1 million related to short-term leases or low value leases which will be recognized on a straight-line basis as expense in profit and loss.

For the remaining lease commitments, the Company expects to recognize on January 1, 2019 right-of-use assets of approximately €2.8 million and lease liabilities of approximately €2.8 million. Operating cash flows will increase and financing cash flows will decrease by approximately €1.1 million as repayment of the principal portion of the lease liabilities will be classified as cash flows from financing activities. The Company does not use EBITDA to measure its performance.

We plan to adopt IFRS 16 on the effective date using the modified retrospective approach.

■      Amendments to IFRS 9, ‘Prepayment features with negative compensation’ (effective for fiscal years beginning on or after January 1, 2019 with the EU). The amendments to allow companies to measure particular prepayable financial assets with so-called negative compensation at amortised cost or at fair value through other comprehensive income if a specified condition is met—instead of at fair value through profit or loss, because they would otherwise fail the SPPI-test. In addition, this amendment clarifies an aspect of the accounting for financial liabilities following a modification.

These amendments will not have any material impact on our consolidated financial statements.

■      IFRIC 23, ‘Uncertainty over income tax treatments’ (effective for fiscal years beginning on or after January 1, 2019). This interpretation clarifies the accounting for uncertainties in income taxes. The interpretation is to be applied to the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, when there is uncertainty over income tax treatments under IAS 12.

Except for the matters already disclosed in note 4.12 of the consolidated financial statements, the Company does not anticipate that the application of this interpretation will have a material impact on the Company’s consolidated financial statements. We plan to adopt IFRIC 23 on the effective date.

■      Other new standards and amendments to standards that have been issued, but are not mandatory for the first time for the financial year beginning January 1, 2018 will have no material impact on our consolidated financial statements.

The following new standards and amendments to standards have been issued, but are not mandatory for the first time for the financial year beginning January 1, 2018 and have not been endorsed by the European Union.

■      Amendments to IAS 19, ‘Plan Amendment, Curtailment or Settlement’ (effective for fiscal years beginning on or after January 1, 2019). The amendments require an entity to use updated assumptions to determine current service cost and net interest for the remainder of the period after a plan amendment, curtailment or settlement. In addition, an entity will have to recognise in profit or loss as part of past service cost, or a gain or loss on settlement, any reduction in a surplus, even if that surplus was not previously recognised because of the impact of the asset ceiling. The amendments will affect any entity that changes the terms or the membership of a defined benefit plan such that there is past service cost or a gain or loss on settlement.

These amendments are not expected to have any material impact on our consolidated financial statements.

■      Amendments to References to the Conceptual Framework in IFRS Standards (effective for fiscal years beginning on or after January 1, 2020). The revised Conceptual Framework includes a new chapter on measurement; guidance on reporting financial performance; improved definitions and guidance—in particular the definition of a liability; and clarifications in important areas, such as the roles of stewardship, prudence and measurement uncertainty in financial reporting.

These amendments are not expected to have any material impact on our consolidated financial statements.

■      Amendments to the definition of material in IAS 1 and IAS 8 (effective for fiscal years beginning on or after January 1, 2020). The amendments clarify the definition of material and make IFRSs more consistent. The amendment clarifies that the reference to obscuring information addresses situations in which the effect is similar to omitting or misstating that information. It also states that an entity assesses materiality in the context of the financial statements as a whole. The amendment also clarifies the meaning of ‘primary users of general purpose financial statements’ to whom those financial statements are directed, by defining them as ‘existing and potential investors, lenders and other creditors’ that must rely on general purpose financial statements for much of the financial information they need.

These amendments will not have any material impact on our consolidated financial statements.

■      Annual improvements to IFRS Standards 2015-2017 cycle, applicable as of January 1, 2019 and containing the following amendments to IFRSs:

o

IFRS 3 Business Combinations and IFRS 11 Joint Arrangements, the amendments to IFRS 3 clarify that when an entity obtains control of a business that is a joint operation, it remeasures previously held interests in that business. The amendments to IFRS 11 clarify that when an entity obtains joint control of a business that is a joint operation, the entity does not remeasure previously held interests in that business.

o	IAS 12 Income Taxes, the amendments clarify that all income tax consequences of dividends (i.e. distribution of profits) should be recognised in profit or loss, regardless of how the tax arises.
o

IAS 23 Borrowing Costs, the amendments clarify that if any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the funds that an entity borrows generally when calculating the capitalisation rate on general borrowings.

These improvements will not have any material impact on our consolidated financial statements.

Segment reporting

2.23       Segment reporting

Segment results include revenue and expenses directly attributable to a segment and the relevant portion of revenue and expenses that can be allocated on a reasonable basis to a segment. Segment assets and liabilities comprise those operating assets and liabilities that are directly attributable to the segment or can be allocated to the segment on a reasonable basis. Segment assets and liabilities do not include income tax items. The Company manages its activities and operates as one business unit which is reflected in its organizational structure and internal reporting. The Company does not distinguish in its internal reporting different segments, neither business nor geographical segments. The chief operating decision‑maker is the Board of Directors.